PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries	$ 659	$ 689	$ 518
Employer contributions	51	54	48
Short-term employee benefits	18	16	49
Stock-based compensation	1,417	3,011	3,883
Total	$ 2,145	$ 3,770	$ 4,498